Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

18. SUBSEQUENT EVENTS

Debt and Equity Financings

In January 2020, we sold an aggregate of $0.5 million in convertible notes to accredited investors.  The notes mature five years from the date of issuance and are convertible, at the holders’ option, into shares of our common stock at a fixed conversion price of $0.13 per share.  The notes bear interest at a stated rate of 8% per annum.  Interest is payable quarterly, and we may elect, subject to certain equity conditions, to pay interest in cash, shares of our common stock, or a combination thereof.  We also entered into a registration rights agreement with the investors pursuant to which we will register the shares underlying the notes. We have committed to file the registration statement by the 120th calendar day following the closing date and to cause the registration statement to become effective by the 180th calendar day following the closing date. The registration rights agreement provides for liquidated damages upon the occurrence of certain events including failure by us to file the registration statement or cause it to become effective by the deadlines set forth above. The amount of the liquidated damages is 1.0% of the aggregate subscription upon the occurrence of the event, and monthly thereafter, up to a maximum of 6%.

Also in January 2020, we received proceeds of approximately $0.2 million from the sale, on a private placement basis, of an aggregate of 1,169,232 shares of our common stock at a price of $0.13 per share, and 166,667 shares (together, the “Shares”) of our common stock at a price of $0.15 per share to accredited investors.  The subscription agreements for the private placement transactions contain customary representations and warranties of the purchaser.  We also entered into a registration rights agreement with the investors pursuant to which we will register the Shares. We have committed to file the registration statement by the 120th calendar day following the closing date and to cause the registration statement to become effective by the 180th calendar day following the closing date. The registration rights agreement provides for liquidated damages upon the occurrence of certain events including failure by us to file the registration statement or cause it to become effective by the deadlines set forth above. The amount of the liquidated damages is 1.0% of the aggregate subscription upon the occurrence of the event, and monthly thereafter, up to a maximum of 6%.

On February 28, 2020, we entered into a warrant amendment agreement (the “Warrant Amendment Agreement”) with Aspire Capital, with respect to warrants issued in July and September 2018 that are exercisable, collectively, into 5,000,000 shares of   common stock (the “Existing Warrants”).  The Warrant Amendment Agreement provides for a reduction in the exercise price for the Existing Warrants from $0.74 to $0.35 per share and the issuance of a new warrant for the purchase of 5,000,000 shares of common stock at an exercise price of $0.74 per share (the “New Warrant”). The Warrant Amendment Agreement also adds a call provision to the Existing Warrants whereby we may, after December 31, 2020, call for cancellation of all or a portion of the Existing Warrants in exchange for consideration of $0.001 per warrant share.  The call provision is subject to certain conditions, including the continued existence of an effective registration statement for the underlying warrant shares and the availability of sufficient authorized shares to allow for the exercise of the Existing Warrant.  In connection with the Warrant Amendment Agreement, Aspire Capital exercised a portion of the Existing Warrant for the purchase of approximately 1.5 million shares for net proceeds to us of approximately $0.5 million.   We agreed to file a registration statement to register the shares underlying the New Warrant.

In March 2020, we received aggregate proceeds of $0.9 million from the sale, on a private placement basis, of an aggregate of 2,571,432 shares of our common stock at a price of $0.35 per share to accredited investors.  The subscription agreements for the private placement transactions contain customary representations and warranties of the purchaser.  We also entered into a registration rights agreement with the investors pursuant to which we will register the shares. We have committed to file the registration statement by the 60th calendar day following the closing date and to cause the registration statement to become effective by the 120th calendar day following the closing date. The registration rights agreement provides for liquidated damages upon the occurrence of certain events including failure by us to file the registration statement or cause it to become effective by the deadlines set forth above. The amount of the liquidated damages is 1.0% of the aggregate subscription upon the occurrence of the event, and monthly thereafter, up to a maximum of 6%.

The net proceeds of approximately $2.1 million from the 2020 debt and equity financings will be used to fund our operations, including litigation costs.

Stock Issuance as Repayment of Outstanding Obligations

On January 9, 2020, we issued 214,000 unregistered shares of our common stock as an in-kind payment of approximately $0.028 million in outstanding principal and accrued interest on a June 7, 2019 promissory note with an accredited investor (see “Unsecured Short-term Notes Payable in Note 9).

On January 15, 2020 we issued 500,000 unregistered shares of our common stock as an in-kind payment of approximately $0.075 million in outstanding amounts payable to Stacie Wilf, a related party.

On February 28, 2020, we issued an aggregate of 1,526,426 unregistered shares of our common stock as an in-kind payment of approximately $0.24 million in outstanding principal and accrued interest on a May 15, 2019 promissory note with an accredited investor. (see “Unsecured Short-term Notes Payable in Note 9).

Share Based Compensation Arrangements

On January 14, 2020, the Board granted nonqualified stock options to purchase 218,000 shares at an exercise price of $0.21 and 171,000 RSAs to former directors in settlement of approximately $0.3 million in past Board and committee compensation fees.  The options and RSAs vest immediately upon grant and the options expire five years from the grant date.

On February 9, 2020, the Board approved equity awards under the Company’s 2019 Long Term Incentive Plan (the “2019 Plan”) to executives as consideration for the executives’ voluntary reduction in base salaries since July 2018.  The grants were made to the following individuals in the following amounts: RSUs for 300,000 shares to Jeffrey Parker, the Company’s Chief Executive Officer, RSUs for 150,000 shares to each of David Sorrells and Gregory Rawlins, the Company’s Chief Technical Officers, and an option to purchase 150,000 shares at an exercise price of $0.31 per share to Cynthia Poehlman, the Company’s Chief Financial Officer.  Fifty percent (50%) of the RSUs vest on May 9, 2020 and the remaining RSUs vest in four equal quarterly installments commencing August 9, 2020.  The options vest 50% upon grant with the remainder vesting in four equal quarterly installments commencing May 10, 2020.

In addition, on February 9, 2020, the Board approved equity awards to independent directors under the 2019 Plan for the directors’ continued waiver of all cash fees for board or committee service.  The grants were made to the following directors in the following amounts: RSUs for 150,000 shares to Frank Newman and an option for the purchase of 150,000 shares at an exercise price of $0.31 per share to each of Robert Sterne and Paul Rosenbaum.  The non-employee director awards all vest 50% upon grant with the remaining portion vesting in four equal quarterly installments commencing May 9, 2020.  The Board also awarded an immediately vested option to purchase 100,000 shares at an exercise price of $0.31 per share under the Company’s 2011 Long Term Incentive Equity Plan to Robert Sterne in exchange for Mr. Sterne’s waiver of approximately $0.1 million in accrued and unpaid fees for board and committee service from 2016 to 2018.  Each of the options awarded expire on February 9, 2027.